Cash and Cash Equivalents - Additional Information (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Cash and Cash Equivalents [Abstract]
Cash in savings account		$ 2,800,000
Percentage of interest recognized from savings account investment	0.06%	0.06%
Interest income from savings account investment	$ 336	$ 4,188